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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form  13F  File Number: 028-11705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clifton S. Robbins
Title:         Chief Executive Officer
Phone:         203-422-6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut            May 15, 2012
-----------------------    ----------------------          ----------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                           --------

Form 13F Information Table Entry Total:                          18
                                                           --------

Form 13F Information Table Value Total:                    $668,226
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number        Name
     ------      ------------------------    --------------

     None.

                                               Blue Harbour Group, LP
                                             Form 13F Information Table
                                            Quarter ended March 31, 2012



          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6 COLUMN 7 COLUMN 8
                              TITLE OF            VALUE     SHRS or   SH/  PUT/  INVE OTHR     VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISC MANR SOLE  SHARED  NONE
----------------------------- ------  --------- ---------  ---------  ---  ----  ---- ---- ----  ------  ----
ARBITRON INC                   COM    03875Q108 $  5,757     155,691  SH         SOLE       X
BROADRIDGE FINL SOLUTIONS INC  COM    11133T103 $ 35,468   1,483,400  SH         SOLE       X
CACI INTL INC                  COM    127190304 $ 45,273     726,807  SH         SOLE       X
CHICOS FAS INC                 COM    168615102 $ 95,497   6,324,303  SH         SOLE       X
CORELOGIC INC                  COM    21871D103 $ 41,298   2,530,500  SH         SOLE       X
EMPLOYERS HOLDINGS INC         COM    292218104 $ 38,963   2,200,034  SH         SOLE       X
FEI CO                         COM    30241L109 $ 89,312   1,818,603  SH         SOLE       X
FTI CONSULTING INC             COM    302941109 $ 12,947     345,071  SH         SOLE       X
GLOBE SPECIALTY METALS INC     COM    37954N206 $  1,503     101,065  SH         SOLE       X
IGATE CORP                     COM    45169U105 $ 60,472   3,608,087  SH         SOLE       X
ITRON INC                      COM    465741106 $  5,473     120,530  SH         SOLE       X
JACK IN THE BOX INC            COM    466367109 $ 74,091   3,090,994  SH         SOLE       X
PSS WORLD MED INC              COM    69366A100 $  7,072     279,100  SH         SOLE       X
PACKAGING CORP AMER            COM    695156109 $ 34,028   1,150,000  SH         SOLE       X
PROGRESSIVE WASTE SOLUTIONS    COM    74339G101 $ 35,657   1,644,698  SH         SOLE       X
SPDR GOLD TRUST                COM    78463V107 $ 39,055     240,900  SH         SOLE       X
WARNACO GROUP INC              COM    934390402 $ 25,261     432,599  SH         SOLE       X
WEBMD HEALTH CORP              COM    94770V102 $ 21,099     824,833  SH         SOLE       X

                                      Total:    $668,226